SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - USD ($)		1 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Apr. 08, 2019	Apr. 30, 2019	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Apr. 05, 2019
Initial Public Offering
Federal depository insurance coverage			$ 250,000										$ 250,000
Shares subject to possible redemption			28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000
Temporary Equity, Redemption Price Per Share			$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Income allocable to all shares			$ 800,000			$ 5,600,000							$ (18,900,000)	$ (27,200,000)
Remeasurement of ordinary shares subject to possible redemption														$ 31,300,000
Basic and diluted weighted average shares outstanding of Founder Shares			7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Basic and diluted weighted average shares outstanding of Public Shares			28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000
Unrecognized tax benefits			$ 0										$ 0	$ 0
Accrual for interest and penalties			0										0	$ 0
Cash equivalents			$ 0										$ 0
Offering costs	$ 15,100,000
Underwriter discounts	14,400,000
Total underwriters commission	9,200,000														$ 9,190,000
Other offering costs	$ 638,000
IPO
Initial Public Offering
Shares subject to possible redemption			28,750,000										28,750,000	28,750,000
Number of shares issued	28,750,000	28,750,000
Public Shares
Initial Public Offering
Income(loss) allocation ratio			80.00%										80.00%	80.00%
Founder Shares
Initial Public Offering
Income(loss) allocation ratio			20.00%										20.00%	20.00%
Ordinary Shares | IPO
Initial Public Offering
Number of shares issued													28,750,000